Schedule of investments
Delaware Ivy VIP Smid Cap Core
March 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.35%
Basic Materials — 8.62%
Beacon Roofing Supply †	28,808	$ 2,823,760
Boise Cascade	22,918	3,514,933
Huntsman	109,899	2,860,671
Kaiser Aluminum	15,038	1,343,796
Minerals Technologies	34,064	2,564,338
Reliance	10,112	3,379,228
Summit Materials Class A †	29,382	1,309,556
Westrock	35,595	1,760,173
		19,556,455
Business Services — 5.29%
ABM Industries	31,281	1,395,758
Aramark	46,974	1,527,594
ASGN †	21,288	2,230,131
Casella Waste Systems Class A †	12,848	1,270,282
Clean Harbors †	10,257	2,064,837
Vestis	23,487	452,594
WillScot Mobile Mini Holdings †	65,747	3,057,236
		11,998,432
Capital Goods — 11.59%
Ameresco Class A †	21,521	519,302
API Group †	12,288	482,550
Applied Industrial Technologies	4,182	826,154
Carlisle	6,843	2,681,430
Chart Industries †	8,018	1,320,725
Coherent †	32,616	1,977,182
Federal Signal	23,307	1,978,065
Gates Industrial †	43,174	764,611
Graco	19,489	1,821,442
Kadant	4,538	1,488,918
KBR	33,177	2,112,048
Lincoln Electric Holdings	12,403	3,168,222
Quanta Services	4,584	1,190,923
Tetra Tech	9,651	1,782,636
WESCO International	14,467	2,477,908
Zurn Elkay Water Solutions	51,384	1,719,822
		26,311,938
Consumer Discretionary — 5.11%
BJ's Wholesale Club Holdings †	23,674	1,790,938
Dick's Sporting Goods	15,565	3,499,946
Five Below †	13,796	2,502,318
Malibu Boats Class A †	27,081	1,172,066
Steven Madden	62,142	2,627,364
		11,592,632
Consumer Services — 2.48%
Brinker International †	28,798	1,430,685
Jack in the Box	10,041	687,608
Texas Roadhouse	15,412	2,380,691
Wendy's	59,460	1,120,226
		5,619,210
Consumer Staples — 2.99%
Casey's General Stores	9,167	2,919,231
Helen of Troy †	8,128	936,671
J & J Snack Foods	10,392	1,502,267
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples (continued)
YETI Holdings †	36,894	$ 1,422,264
		6,780,433
Credit Cyclicals — 3.29%
BorgWarner	38,489	1,337,108
KB Home	19,806	1,403,849
La-Z-Boy	26,621	1,001,482
Taylor Morrison Home †	23,230	1,444,209
Toll Brothers	17,624	2,280,017
		7,466,665
Energy — 5.00%
Chesapeake Energy	41,475	3,684,224
Liberty Energy	184,516	3,823,172
Permian Resources	56,153	991,662
Southwestern Energy †	375,534	2,846,548
		11,345,606
Financials — 13.33%
Axis Capital Holdings	33,071	2,150,276
Columbia Banking System	91,764	1,775,633
East West Bancorp	44,334	3,507,263
Essent Group	37,629	2,239,302
Hamilton Lane Class A	17,430	1,965,407
Kemper	41,968	2,598,658
Pinnacle Financial Partners	18,886	1,621,930
Primerica	6,711	1,697,615
Reinsurance Group of America	15,494	2,988,483
SouthState	21,651	1,840,984
Stifel Financial	35,458	2,771,752
Valley National Bancorp	143,930	1,145,683
Webster Financial	49,584	2,517,380
WSFS Financial	31,710	1,431,389
		30,251,755
Healthcare — 13.64%
Amicus Therapeutics †	87,139	1,026,497
Apellis Pharmaceuticals †	25,645	1,507,413
Azenta †	19,256	1,160,752
Bio-Techne	20,909	1,471,785
Blueprint Medicines †	20,870	1,979,728
Catalent †	20,005	1,129,282
Encompass Health	23,900	1,973,662
Exact Sciences †	17,528	1,210,484
Halozyme Therapeutics †	38,781	1,577,611
Insmed †	46,777	1,269,060
Inspire Medical Systems †	6,237	1,339,645
Intra-Cellular Therapies †	17,827	1,233,628
Lantheus Holdings †	19,341	1,203,784
Ligand Pharmaceuticals †	15,018	1,097,816
Natera †	28,543	2,610,543
Neurocrine Biosciences †	18,948	2,613,308
OmniAb 12.5 =, †	3,815	0
OmniAb 15 =, †	3,815	0
Repligen †	9,413	1,731,239
Shockwave Medical †	7,202	2,345,187
Supernus Pharmaceuticals †	36,110	1,231,712
NQ- IV087 [0324] 0524 (3566314)    1

Schedule of investments
Delaware Ivy VIP Smid Cap Core   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Travere Therapeutics †	45,214	$ 348,600
Ultragenyx Pharmaceutical †	19,108	892,153
		30,953,889
Media — 1.66%
IMAX †	61,157	988,909
Interpublic Group	53,352	1,740,876
Nexstar Media Group	5,981	1,030,466
		3,760,251
Real Estate Investment Trusts — 6.08%
Brixmor Property Group	90,388	2,119,599
Camden Property Trust	21,653	2,130,655
First Industrial Realty Trust	50,773	2,667,614
Healthpeak Properties	52,368	981,900
Jones Lang LaSalle †	7,077	1,380,652
Kite Realty Group Trust	83,130	1,802,258
National Storage Affiliates Trust	40,031	1,567,614
Terreno Realty	17,321	1,150,114
		13,800,406
Technology — 14.19%
Atkore	5,165	983,209
Box Class A †	30,028	850,393
DoubleVerify Holdings †	39,804	1,399,509
Dynatrace †	33,083	1,536,374
ExlService Holdings †	68,234	2,169,841
Guidewire Software †	16,322	1,904,941
MACOM Technology Solutions Holdings †	21,622	2,067,928
MaxLinear †	40,273	751,897
Procore Technologies †	20,551	1,688,676
PTC †	19,650	3,712,671
Q2 Holdings †	33,362	1,753,507
Rapid7 †	14,944	732,854
Regal Rexnord	9,798	1,764,620
Semtech †	45,804	1,259,152
Silicon Laboratories †	10,560	1,517,683
Smartsheet Class A †	25,743	991,105
Sprout Social Class A †	14,183	846,867
SPS Commerce †	2,811	519,754
Varonis Systems †	42,413	2,000,621
WNS Holdings †	27,853	1,407,412
Workiva †	9,541	809,077
Yelp †	23,933	942,960
Ziff Davis †	9,269	584,318
		32,195,369
Transportation — 3.56%
Allegiant Travel	8,997	676,664
ArcBest	3,314	472,245
	Number of shares	Value (US $)
Common Stocks (continued)
Transportation (continued)
Kirby †	26,472	$ 2,523,311
Knight-Swift Transportation Holdings	33,903	1,865,343
Saia †	859	502,515
Werner Enterprises	36,230	1,417,318
XPO †	5,111	623,695
		8,081,091
Utilities — 1.52%
Black Hills	30,702	1,676,329
Spire	28,925	1,775,127
		3,451,456
Total Common Stocks (cost $201,766,127)		223,165,588

Short-Term Investments — 1.77%
Money Market Mutual Funds — 1.77%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	1,005,574	1,005,574
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	1,005,576	1,005,576
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	1,005,576	1,005,576
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	1,005,577	1,005,577
Total Short-Term Investments (cost $4,022,303)		4,022,303

Total Value of Securities—100.12% (cost $205,788,430)		227,187,891
Liabilities Net of Receivables and Other Assets—(0.12%)		(272,180)
Net Assets Applicable to 18,412,022 Shares Outstanding—100.00%		$226,915,711
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

2    NQ- IV087 [0324] 0524 (3566314)